UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 E Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James R. Arnold, President
                                         Managed Portfolio Series
                                         c/o U.S. Bancorp Fund Services,
                                         LLC, 777 East Wisconsin
                                         Ave, 4th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6802

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

Consilium Emerging Market Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------
 BANCO MACRO S.A.                                                                            Agenda Number:  934168801
--------------------------------------------------------------------------------------------------------------------------
        Security:  05961W105
    Meeting Type:  Special
    Meeting Date:  23-Apr-2015
          Ticker:  BMA
            ISIN:  US05961W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINT TWO SHAREHOLDERS TO SIGN THE                      Mgmt          For
       MINUTES OF THE SHAREHOLDERS' MEETING.

2.     EVALUATE THE DOCUMENTATION PROVIDED FOR IN                Mgmt          For
       SECTION 234, SUBSECTION 1 OF LAW NO. 19550,
       FOR THE FISCAL YEAR ENDED DECEMBER 31ST
       2014.

3.     EVALUATE BOTH THE MANAGEMENT OF THE BOARD                 Mgmt          For
       OF DIRECTORS AND THE SUPERVISORY COMMITTEE.

4.     EVALUATE THE APPLICATION OF THE                           Mgmt          For
       UNAPPROPRIATED EARNINGS FOR THE FISCAL YEAR
       ENDED 31 DECEMBER 2014. TOTAL
       UNAPPROPRIATED EARNINGS: AR$
       3,584,937,063.98 WHICH THE BOARD PROPOSES
       MAY BE APPLIED AS FOLLOWS: A) AR$
       695,907,205.55 TO LEGAL RESERVE FUND; B)
       AR$ 125,073,000 TO STATUTORY RESERVE FUND -
       SPECIAL STATUTORY RESERVE FUND FOR
       SUBORDINATED CORPORATE BONDS UNDER THE
       GLOBAL PROGRAM OF NEGOTIABLE OBLIGATIONS
       APPROVED BY THE GENERAL SHAREHOLDERS'
       MEETING HELD ON SEPTEMBER 1ST 2006; C) AR$
       ... (DUE TO SPACE LIMITS, SEE PROXY
       MATERIAL FOR FULL PROPOSAL)

5.     SEPARATE A PORTION OF THE VOLUNTARY RESERVE               Mgmt          For
       FUND FOR FUTURE DISTRIBUTIONS FOR A TOTAL
       AMOUNT OF AR$ 4,929,218,496.62, OUT OF
       WHICH AR $ 596,254,288.56 SHALL BE APPLIED
       TO THE PAYMENT OF CASH DIVIDEND, SUBJECT TO
       PRIOR AUTHORIZATION OF THE CENTRAL BANK OF
       THE REPUBLIC OF ARGENTINA.

6.     EVALUATE THE REMUNERATIONS OF THE MEMBERS                 Mgmt          For
       OF THE BOARD OF DIRECTORS FOR THE FISCAL
       YEAR ENDED DECEMBER 31ST 2014 WITHIN THE
       LIMITS AS TO PROFITS, PURSUANT TO SECTION
       261 OF LAW NO. 19550 AND THE RULES OF THE
       COMISION NACIONAL DE VALORES (ARGENTINE
       SECURITIES EXCHANGE COMMISSION).

7.     EVALUATE THE REMUNERATIONS OF THE MEMBERS                 Mgmt          Abstain
       OF THE SUPERVISORY COMMITTEE FOR THE FISCAL
       YEAR ENDED DECEMBER 31ST 2014.

8.     EVALUATE THE REMUNERATION OF THE                          Mgmt          Abstain
       INDEPENDENT AUDITOR FOR THE FISCAL YEAR
       ENDED DECEMBER 31ST 2014.

9.     APPOINT FIVE REGULAR DIRECTORS AND FIVE                   Mgmt          Abstain
       ALTERNATE DIRECTORS WHO SHALL HOLD OFFICE
       FOR THREE FISCAL YEARS.

10.    DETERMINE THE NUMBER OF MEMBERS WHO SHALL                 Mgmt          Abstain
       FORM THE SUPERVISORY COMMITTEE AND
       DESIGNATE THE NEW REGULAR AND ALTERNATE
       MEMBERS OF THE SUPERVISORY COMMITTEE WHO
       SHALL HOLD OFFICE FOR ONE FISCAL YEAR.

11.    APPOINT THE INDEPENDENT AUDITOR FOR THE                   Mgmt          For
       FISCAL YEAR TO END DECEMBER 31ST 2015.

12.    DEFINE THE AUDIT COMMITTEE'S BUDGET.                      Mgmt          Abstain

13.    DEFER THE DELEGATION TO THE BOARD OF THE                  Mgmt          For
       NECESSARY POWERS TO (I) DETERMINE AND
       ESTABLISH ALL TERMS AND CONDITIONS OF THE
       GLOBAL PROGRAM OF NEGOTIABLE OBLIGATIONS
       APPROVED BY RESOLUTION NO. 15480 DATED
       SEPTEMBER 28TH, 2006 AND RESOLUTION NO.
       16616 DATED JULY 28TH 2011 ISSUED BY THE
       ARGENTINE SECURITIES EXCHANGE COMMISSION,
       OF EACH OF THE SERIES TO BE ISSUED AT THE
       APPROPRIATE TIME AND OF THE NEGOTIABLE
       OBLIGATIONS TO BE ISSUED UNDER SUCH PROGRAM
       AND (II) PERFORM ANY ACT IN CONNECTION WITH
       ... (DUE TO SPACE LIMITS, SEE PROXY
       MATERIAL FOR FULL PROPOSAL)

14.    AUTHORIZATION TO CARRY OUT ALL ACTS AND                   Mgmt          For
       FILINGS THAT ARE NECESSARY TO OBTAIN THE
       ADMINISTRATIVE APPROVAL AND REGISTRATION OF
       THE RESOLUTIONS ADOPTED BY THE
       SHAREHOLDERS' MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CEMENTOS PACASMAYO S A A                                                                    Agenda Number:  934130244
--------------------------------------------------------------------------------------------------------------------------
        Security:  15126Q109
    Meeting Type:  Annual
    Meeting Date:  27-Mar-2015
          Ticker:  CPAC
            ISIN:  US15126Q1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF THE ANNUAL REPORT, AUDITED                    Mgmt          For                            For
       CONSOLIDATED FINANCIAL STATEMENTS, AND
       EXTERNAL AUDITOR'S REPORT FOR THE FISCAL
       YEAR ENDED DECEMBER 31, 2014. THE BOARD OF
       DIRECTORS RECOMMENDS THE APPROVAL OF THE
       ANNUAL REPORT, INCLUDING THE CORPORATE
       GOVERNANCE ANNUAL REPORT FOR THE FISCAL
       YEAR ENDED ... (DUE TO SPACE LIMITS, SEE
       PROXY MATERIAL FOR FULL PROPOSAL)

2.     DESIGNATION OF EXTERNAL AUDITORS FOR FISCAL               Mgmt          For                            For
       YEAR 2015. THE BOARD OF DIRECTORS
       RECOMMENDS THE DESIGNATION OF PAREDES,
       ZALDIVAR, BURGA & ASOCIADOS AS THE EXTERNAL
       AUDITORS OF THE COMPANY FOR FISCAL YEAR
       2015.

3.     RATIFICATION OF THE DISTRIBUTION OF                       Mgmt          For                            For
       DIVIDENDS DURING FISCAL YEAR 2014. THE
       BOARD OF DIRECTORS RECOMMENDS THE
       RATIFICATION OF THE DISTRIBUTION OF
       DIVIDENDS BY THE COMPANY DURING THE FISCAL
       YEAR 2014 WHICH AMOUNTED TO S/.
       116,392,920.60 REPRESENTING S/. 0.20 PER
       SHARE, ON ACCOUNT OF RETAINED EARNINGS AS
       OF DECEMBER 31, 2013.

4.     APPLICATION OF FISCAL YEAR 2014 RESULTS OF                Mgmt          For                            For
       OPERATIONS AND DELEGATION TO THE BOARD OF
       DIRECTORS TO DETERMINE THE DISTRIBUTION OF
       DIVIDENDS FOR FISCAL YEAR 2015 ON ACCOUNT
       OF RETAINED EARNINGS AND FISCAL YEAR 2015
       RESULTS OF OPERATIONS. THE BOARD OF
       DIRECTORS RECOMMENDS (I) THE APPLICATION OF
       FISCAL ... (DUE TO SPACE LIMITS, SEE PROXY
       MATERIAL FOR FULL PROPOSAL)




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  934089029
--------------------------------------------------------------------------------------------------------------------------
        Security:  226406106
    Meeting Type:  Special
    Meeting Date:  31-Oct-2014
          Ticker:  CRESY
            ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          For
       MINUTES OF THE SHAREHOLDERS' MEETING.

2.     CONSIDERATION OF THE DOCUMENTS PROVIDED FOR               Mgmt          For
       UNDER SECTION 234, SUBSECTION 1, LAW
       19,550, CORRESPONDING TO FISCAL YEAR ENDED
       06.30.2014.

3.     CONSIDERATION OF THE INCOME OF THE FISCAL                 Mgmt          For
       YEAR ENDED 06.30.2014 WHICH POSTED A LOSS
       IN THE AMOUNT OF $888.382 THOUSAND.
       CONSIDERATION OF THE REVERSAL OF THE
       BALANCE SHEET ACCOUNTS TO BEAR THE LOSS.

4.     CONSIDERATION OF THE APPLICATION OF                       Mgmt          Abstain
       TREASURY STOCK. DELEGATIONS.

5.     CONSIDERATION OF THE PLAN FOR THE                         Mgmt          Abstain
       REPURCHASE OF STOCK AND ADRS ISSUED BY THE
       COMPANY. DELEGATION TO THE BOARD OF
       DIRECTORS OF THE POWERS TO IMPLEMENT THEIR
       ALLOCATION.

6.     CONSIDERATION OF BOARD OF DIRECTORS'                      Mgmt          For
       PERFORMANCE.

7.     CONSIDERATION OF SUPERVISORY COMMITTEES'                  Mgmt          For
       PERFORMANCE.

8.     CONSIDERATION OF THE COMPENSATION TO THE                  Mgmt          For
       BOARD OF DIRECTORS ($12,844,149 ALLOCATED
       AMOUNT) FOR THE FISCAL YEAR ENDED
       06.30.2014 WHICH POSTED A COMPUTABLE LOSS
       ACCORDING TO THE REGULATIONS OF THE
       SECURITIES EXCHANGE COMMISSION. DELEGATION
       TO THE BOARD OF DIRECTORS OF THE APPROVAL
       OF THE AUDITING COMMITTEES' BUDGET.

9.     CONSIDERATION OF THE COMPENSATION TO THE                  Mgmt          Abstain
       SUPERVISORY COMMITTEE FOR THE FISCAL YEAR
       ENDED 06.30.2014.

10.    DETERMINATION OF THE NUMBER AND APPOINTMENT               Mgmt          Abstain
       OF REGULAR DIRECTORS AND ALTERNATE
       DIRECTORS, IF APPLICABLE.

11.    APPOINTMENT OF REGULAR AND ALTERNATE                      Mgmt          Abstain
       MEMBERS OF THE SUPERVISORY COMMITTEE.

12.    APPOINTMENT OF CERTIFYING ACCOUNTANT FOR                  Mgmt          For
       THE NEXT FISCAL YEAR AND DETERMINATION OF
       HIS/HER COMPENSATION. DELEGATIONS.

13.    UPDATING OF REPORT ON SHARED SERVICES                     Mgmt          Abstain
       AGREEMENT.

14.    TREATMENT OF AMOUNTS PAID AS CONSIDERATION                Mgmt          For
       FOR SHAREHOLDERS' PERSONAL ASSETS TAX.

15.    CONSIDERATION OF THE AMENDMENT TO SECTION                 Mgmt          For
       ONE OF THE BY-LAWS AND RESTATEMENT
       ACCORDING TO THE CAPITAL MARKETS ACT IN
       FORCE.

16.    CONSIDERATION OF AMENDMENT TO SECTION                     Mgmt          For
       TWENTY-FOUR (SHAREHOLDERS' MEETINGS REMOTE
       ATTENDANCE) OF THE BY-LAWS.

17.    UPDATING OF THE REPORT ON THE INCENTIVE                   Mgmt          For
       PLAN FOR THE BENEFIT OF THE OFFICERS OF THE
       COMPANY AS APPROVED AND RATIFIED BY THE
       SHAREHOLDERS' MEETINGS OF YEARS
       2009/2010/2011/2012 AND 2013. APPROVAL OF
       CHANGES ACCORDING TO THE OBJECTIONS RAISED
       BY THE SEC, INCLUDING THE ASSIGNMENT OF THE
       STOCK ECONOMIC BENEFITS RIGHTS UNDER THE
       PLAN. INCORPORATION OF A BENEFIT DESIGNED
       FOR ENTIRE STAFF, INCLUDING THAT OF
       CONTROLLED ENTITIES. EXTENSION OF
       DELEGATION OF THE IMPLEMENTATION, APPROVAL,
       RATIFICATION &/OR RECTIFICATION POWERS TO
       BOARD, FOR ANOTHER TERM, IF APPLICABLE.

18.    CONSIDERATION OF THE RENEWAL OF THE                       Mgmt          For
       DELEGATION TO THE BOARD OF DIRECTORS OF THE
       POWERS TO ESTABLISH THE TIME AND CURRENCY
       OF ISSUANCE AND OTHER TERMS AND CONDITIONS
       WITH REGARD TO THE ISSUANCE OF SECURITIES
       UNDER THE GLOBAL PROGRAM FOR THE ISSUANCE
       OF NOTES, UP TO THE AMOUNT OF USD
       300,000,000, CURRENTLY IN EFFECT, IN
       ACCORDANCE WITH THE PROVISIONS APPROVED BY
       SHAREHOLDERS' MEETINGS DATED OCTOBER 31,
       2012 AND APPROVED PURSUANT TO RESOLUTION OF
       THE SECURITIES EXCHANGE COMMISSION NO.
       17,206, DATED OCTOBER 22, 2013.




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  934102310
--------------------------------------------------------------------------------------------------------------------------
        Security:  226406106
    Meeting Type:  Special
    Meeting Date:  04-Dec-2014
          Ticker:  CRESY
            ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          Abstain
       MINUTES OF THE SHAREHOLDERS' MEETING.

2.     CONSIDERATION OF THE MERGER SPECIAL                       Mgmt          Abstain
       FINANCIAL STATEMENTS OF CACTUS ARGENTINA
       SA, THE SEPARATE MERGER SPECIAL FINANCIAL
       STATEMENTS OF CRESUD AND THE CONSOLIDATED
       MERGER FINANCIAL STATEMENTS OF CRESUD WITH
       CACTUS ARGENTINA SA., PREPARED AS OF
       06.30.14, THE SUPERVISORY COMMITTEE'S AND
       AUDITOR'S REPORTS. AUTHORIZATIONS AND
       DELEGATIONS. APPOINTMENT OF A
       REPRESENTATIVE TO GRANT A FINAL AGREEMENT
       AND OTHER PROCEEDINGS.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  934118147
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V408
    Meeting Type:  Special
    Meeting Date:  30-Jan-2015
          Ticker:  PBR
            ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     MERGER OF ENERGETICA CAMACARI MURICY I S.A.               Mgmt          For                            For
       ("MURICY") INTO PETROBRAS... (DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL)

II.    MERGER OF AREMBEPE ENERGIA SA ("AREMBEPE")                Mgmt          For                            For
       INTO PETROBRAS... (DUE TO SPACE LIMITS, SEE
       PROXY STATEMENT FOR FULL PROPOSAL)




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  934186518
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V408
    Meeting Type:  Special
    Meeting Date:  29-Apr-2015
          Ticker:  PBR
            ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF THE MEMBER OF THE BOARD OF                    Mgmt          Against
       DIRECTORS: APPOINTED BY THE CONTROLLING
       SHAREHOLDER

1B.    ELECTION OF THE MEMBER OF THE BOARD OF                    Mgmt          For
       DIRECTORS: APPOINTED BY THE MINORITY
       SHAREHOLDERS: WALTER MENDES DE OLIVEIRA
       FILHO

2.     ELECTION OF CHAIRMAN OF THE BOARD OF                      Mgmt          Against
       DIRECTORS.

3A.    ELECTION OF THE MEMBERS OF THE AUDIT                      Mgmt          For
       COMMITTEE AND THEIR RESPECTIVE SUBSTITUTES:
       APPOINTED BY THE CONTROLLING SHAREHOLDER

3B.    ELECTION OF THE MEMBERS OF THE AUDIT                      Mgmt          For
       COMMITTEE AND THEIR RESPECTIVE SUBSTITUTES:
       APPOINTED BY THE MINORITY SHAREHOLDERS:
       REGINALDO FERREIRA ALEXANDRE & MARIO
       CORDEIRO FILHO (SUBSTITUTE)

S1.    FIXING OF THE MANAGERS' AND THE FISCAL                    Mgmt          Against                        Against
       COUNCILS' COMPENSATION.

S2.    RATIFICATION OF THE USE OF RESOURCE                       Mgmt          For                            For
       REGARDING THE BALANCE OF THE TOTAL AMOUNT
       OF OFFICERS AS APPROVED AT THE
       EXTRAORDINARY GENERAL MEETING OF 2ND OF
       APRIL, 2014 FOR PAYMENT OF VACATION
       BALANCE, HOUSING ASSISTANCE AND AIRFARE FOR
       MEMBERS OF THE EXECUTIVE BOARD.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  934223164
--------------------------------------------------------------------------------------------------------------------------
        Security:  71654V408
    Meeting Type:  Special
    Meeting Date:  25-May-2015
          Ticker:  PBR
            ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      THE MANAGEMENT REPORT, FINANCIAL STATEMENTS               Mgmt          Against                        Against
       AND FISCAL BOARD'S REPORT OF FISCAL YEAR OF
       2014.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ James R. Arnold
Name                 James R. Arnold
Title                President
Date                 08/21/2015